Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Products/Services (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	$ 95,738,361	$ 49,069,622
Game publishing	1,951,638	886,005
Media advertising services- subtotal	554,123	820,412
Other revenue	478,999	129,666
TOTAL REVENUES	98,723,121	50,905,705
Console game [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	14,730,521	14,593,174
Gaming hardware, computer accessories and other multimedia products [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	50,025,298
Console game code [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	30,982,542	34,476,448
Video marketing campaign services [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Media advertising services- subtotal	516,010	613,948
Social media advertising services [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Media advertising services- subtotal	$ 38,113	$ 206,464